FINANCIAL RISK MANAGEMENT - Commodity Price Risk (Narrative) (Details) lb / mo in Millions, lb in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2017 oz lb $ / lb $ / oz lb / mo	Dec. 31, 2018 USD ($) lb $ / lb	Dec. 31, 2017 USD ($)		Jan. 10, 2018 lb
Disclosure of detailed information about financial instruments [line items]
Notional quantities (in lbs or oz) | lb		25.7			40.3
Average price (in USD per lb) | $ / lb		2.79
Receivables relating to provisionally priced concentrate sales | $		$ 24.3	$ 38.6	[1]
Change in average metal prices that would impact before tax earnings (as a percent)		10.00%
Commodity contracts
Disclosure of detailed information about financial instruments [line items]
Receivables relating to provisionally priced concentrate sales | $		$ 14.0	30.5
Unrecognized gains on receivables | $		$ 1.2	$ 4.0
Copper | Commodity contracts
Disclosure of detailed information about financial instruments [line items]
Notional quantities (in lbs or oz) | lb	45.0	25.7
Notional quantities (in lbs per month) | lb / mo	7.5
Average price (in USD per lb) | $ / lb	2.85	2.79
Gold | Commodity contracts
Disclosure of detailed information about financial instruments [line items]
Notional quantities (in lbs or oz) | oz	284,200
Average price (in USD per lb) | $ / oz	1,300
Put and call options | Copper | Commodity contracts
Disclosure of detailed information about financial instruments [line items]
Average price (in USD per lb) | $ / lb	3.33
Put and call options | Gold | Commodity contracts
Disclosure of detailed information about financial instruments [line items]
Average price (in USD per lb) | $ / oz	1,414

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.